Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.6%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	655	$60,529
HEICO Corp.	12,821	956,575
HEICO Corp., Class A	5,422	346,466
Hexcel Corp.	13,371	497,267
L3Harris Technologies, Inc.	2,599	468,132
Spirit AeroSystems Holdings, Inc., Class A	1,381	33,047
Teledyne Technologies, Inc.*	1,692	502,981
TransDigm Group, Inc.	1,763	564,495
		3,429,492
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,508	99,830
Expeditors International of Washington, Inc.	806	53,776
XPO Logistics, Inc.*	2,084	101,595
		255,201
Airlines - 0.1%
Alaska Air Group, Inc.	6,099	173,639
Auto Components - 0.0%†
Goodyear Tire & Rubber Co. (The)	2,329	13,555
Banks - 0.2%
Cullen/Frost Bankers, Inc.	4,403	245,643
First Republic Bank	384	31,596
Webster Financial Corp.	449	10,282
		287,521
Beverages - 0.1%
Brown-Forman Corp., Class A	591	30,366
Brown-Forman Corp., Class B	1,950	108,244
Molson Coors Beverage Co., Class B	2,234	87,148
		225,758
Biotechnology - 4.2%
AbbVie, Inc.	4,970	378,664
Alnylam Pharmaceuticals, Inc.*	947	103,081
BioMarin Pharmaceutical, Inc.*	7,887	666,452
Exact Sciences Corp.*	4,306	249,748
Exelixis, Inc.*	15,560	267,943
Gilead Sciences, Inc.	8,569	640,619
Incyte Corp.*	15,793	1,156,521
Ionis Pharmaceuticals, Inc.*	13,385	632,843
Moderna, Inc.*	12,178	364,731
Neurocrine Biosciences, Inc.*	595	51,497
Regeneron Pharmaceuticals, Inc.*	73	35,645
Sarepta Therapeutics, Inc.*	1,667	163,066
Seattle Genetics, Inc.*	7,531	868,927
Vertex Pharmaceuticals, Inc.*	2,866	681,965
		6,261,702
Building Products - 2.0%
Allegion PLC	17,439	1,604,737
Lennox International, Inc.	1,936	351,945
Resideo Technologies, Inc.*	4,466	21,615

	Shares/ Principal	Fair Value
Building Products (continued)
Trane Technologies PLC	11,750	$970,433
		2,948,730
Capital Markets - 2.7%
Charles Schwab Corp. (The)	2,694	90,572
E*TRADE Financial Corp.	2,359	80,961
Evercore, Inc., Class A	944	43,481
FactSet Research Systems, Inc.	4,737	1,234,841
LPL Financial Holdings, Inc.	3,105	169,005
MarketAxess Holdings, Inc.	1,431	475,908
Morgan Stanley	2,950	100,300
Morningstar, Inc.	2,160	251,100
MSCI, Inc.	3,499	1,011,071
S&P Global, Inc.	525	128,651
T Rowe Price Group, Inc.	4,410	430,637
		4,016,527
Chemicals - 0.2%
Mosaic Co. (The)	3,507	37,946
Scotts Miracle-Gro Co. (The)	2,570	263,168
		301,114
Commercial Services & Supplies - 1.8%
Cintas Corp.	8,714	1,509,439
Copart, Inc.*	15,990	1,095,635
IAA, Inc.*	3,579	107,227
		2,712,301
Communications Equipment - 1.1%
Arista Networks, Inc.*	1,160	234,958
Ciena Corp.*	4,689	186,669
CommScope Holding Co., Inc.*	7,820	71,240
Motorola Solutions, Inc.	7,771	1,032,921
ViaSat, Inc.*	1,243	44,649
		1,570,437
Construction & Engineering - 0.2%
EMCOR Group, Inc.	1,237	75,853
Fluor Corp.	5,344	36,927
MasTec, Inc.*	3,880	126,992
Quanta Services, Inc.	2,542	80,658
		320,430
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,028	383,759
Vulcan Materials Co.	7,603	821,656
		1,205,415
Consumer Finance - 0.2%
Ally Financial, Inc.	8,014	115,642
Credit Acceptance Corp.*	163	41,678
Discover Financial Services	1,078	38,452
LendingTree, Inc.*	355	65,103
		260,875
Containers & Packaging - 0.8%
AptarGroup, Inc.	1,837	182,855
Avery Dennison Corp.	854	86,997

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Containers & Packaging (continued)
Ball Corp.	13,838	$894,765
		1,164,617
Distributors - 0.6%
Pool Corp.	4,372	860,278
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.*	9,066	924,732
Grand Canyon Education, Inc.*	903	68,885
H&R Block, Inc.	26,393	371,614
Service Corp. International	758	29,645
		1,394,876
Electrical Equipment - 2.0%
AMETEK, Inc.	15,881	1,143,750
Hubbell, Inc.	9,363	1,074,311
Rockwell Automation, Inc.	5,261	793,937
		3,011,998
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	2,310	168,353
Avnet, Inc.	1,005	25,226
CDW Corp.	13,545	1,263,342
Cognex Corp.	4,059	171,371
Keysight Technologies, Inc.*	9,706	812,198
National Instruments Corp.	21,406	708,110
Zebra Technologies Corp., Class A*	1,966	360,958
		3,509,558
Entertainment - 1.6%
Live Nation Entertainment, Inc.*	10,292	467,874
Roku, Inc.*	3,493	305,568
Spotify Technology SA*	7,380	896,227
Take-Two Interactive Software, Inc.*	1,337	158,582
Zynga, Inc., Class A*	83,135	569,475
		2,397,726
Equity Real Estate Investment - 2.1%
Americold Realty Trust	584	19,879
Boston Properties, Inc.	982	90,570
CoreSite Realty Corp.	381	44,158
Douglas Emmett, Inc.	3,296	100,561
Equity LifeStyle Properties, Inc.	849	48,800
Extra Space Storage, Inc.	393	37,634
Lamar Advertising Co., Class A	16,714	857,094
Macerich Co. (The)	5,319	29,946
Outfront Media, Inc.	10,102	136,175
Park Hotels & Resorts, Inc.	2,635	20,843
Prologis, Inc.	1,142	91,782
QTS Realty Trust, Inc., Class A	2,077	120,487
RLJ Lodging Trust	4,744	36,624
SBA Communications Corp.	5,402	1,458,378
UDR, Inc.	809	29,561
		3,122,492
Food & Staples Retailing - 0.0%†
Casey’s General Stores, Inc.	286	37,892

	Shares/ Principal	Fair Value
Food Products - 1.8%
Hershey Co. (The)	14,514	$1,923,105
Lamb Weston Holdings, Inc.	5,087	290,468
Lancaster Colony Corp.	128	18,514
McCormick & Co., Inc.	3,698	522,194
		2,754,281
Health Care Equipment & Supplies - 6.6%
ABIOMED, Inc.*	1,248	181,160
Align Technology, Inc.*	3,837	667,446
DexCom, Inc.*	6,282	1,691,554
Edwards Lifesciences Corp.*	1,315	248,035
Hill-Rom Holdings, Inc.	1,209	121,625
Hologic, Inc.*	34,258	1,202,456
IDEXX Laboratories, Inc.*	9,060	2,194,694
Insulet Corp.*	2,398	397,301
Masimo Corp.*	4,856	860,095
Penumbra, Inc.*	2,574	415,263
ResMed, Inc.	3,162	465,731
STERIS PLC	5,561	778,373
Stryker Corp.	795	132,360
Teleflex, Inc.	101	29,579
West Pharmaceutical Services, Inc.	2,533	385,649
		9,771,321
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	9,680	856,680
AMN Healthcare Services, Inc.*	3,361	194,300
Anthem, Inc.	326	74,015
Centene Corp.*	28,513	1,693,957
Chemed Corp.	1,741	754,201
Guardant Health, Inc.*	292	20,323
Henry Schein, Inc.*	266	13,438
McKesson Corp.	1,171	158,390
Molina Healthcare, Inc.*	2,740	382,806
UnitedHealth Group, Inc.	553	137,907
		4,286,017
Health Care Technology - 1.4%
Cerner Corp.	1,386	87,304
Teladoc Health, Inc.*	981	152,065
Veeva Systems, Inc., Class A*	11,422	1,786,058
		2,025,427
Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	3,090	44,558
Chipotle Mexican Grill, Inc.*	1,832	1,198,861
Choice Hotels International, Inc.	7,749	474,626
Darden Restaurants, Inc.	8,507	463,291
Domino’s Pizza, Inc.	2,728	884,063
Dunkin’ Brands Group, Inc.	13,604	722,372
Hilton Worldwide Holdings, Inc.	3,053	208,337
Penn National Gaming, Inc.*	3,601	45,553
Planet Fitness, Inc., Class A, Class A*	3,041	148,097
Texas Roadhouse, Inc.	2,834	117,044

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	2,673	$394,829
Wynn Resorts Ltd.	218	13,121
Yum China Holdings, Inc.	12,657	539,568
		5,254,320
Household Durables - 0.6%
DR Horton, Inc.	3,158	107,372
Helen of Troy Ltd.*	88	12,674
Lennar Corp., Class A	10,399	397,242
NVR, Inc.*	107	274,895
Toll Brothers, Inc.	3,293	63,390
		855,573
Household Products - 1.9%
Church & Dwight Co., Inc.	23,857	1,531,142
Clorox Co. (The)	7,712	1,336,104
		2,867,246
Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,901	488,717
Insurance - 0.8%
Arthur J Gallagher & Co.	9,191	749,159
Brown & Brown, Inc.	4,005	145,061
Erie Indemnity Co., Class A	493	73,082
First American Financial Corp.	4,072	172,694
Prudential Financial, Inc.	1,438	74,977
		1,214,973
Interactive Media & Services - 1.1%
Match Group, Inc.*	1,560	103,022
TripAdvisor, Inc.	17,400	302,586
Twitter, Inc.*	48,268	1,185,462
Yelp, Inc.*	2,865	51,656
		1,642,726
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*	356	694,101
Etsy, Inc.*	9,330	358,645
Wayfair, Inc., Class A*	4,698	251,061
		1,303,807
IT Services - 10.8%
Akamai Technologies, Inc.*	3,231	295,604
Automatic Data Processing, Inc.	1,630	222,788
Broadridge Financial Solutions, Inc.	9,880	936,920
EPAM Systems, Inc.*	700	129,962
Euronet Worldwide, Inc.*	2,387	204,614
Fiserv, Inc.*	35,373	3,360,081
FleetCor Technologies, Inc.*	1,191	222,169
Gartner, Inc.*	9,446	940,538
Genpact Ltd.	3,318	96,886
Global Payments, Inc.	13,718	1,978,547
GoDaddy, Inc., Class A*	8,397	479,553
Jack Henry & Associates, Inc.	8,290	1,286,940
MongoDB, Inc.*	128	17,477
Okta, Inc.*	3,894	476,080

	Shares/ Principal	Fair Value
IT Services (continued)
Paychex, Inc.	37,418	$2,354,341
Square, Inc., Class A*	23,199	1,215,164
Twilio, Inc., Class A*	9,901	886,040
VeriSign, Inc.*	5,899	1,062,351
		16,166,055
Leisure Products - 0.2%
Hasbro, Inc.	3,478	248,851
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc., Class A*	275	96,404
Bio-Techne Corp.	244	46,267
Bruker Corp.	1,707	61,213
IQVIA Holdings, Inc.*	267	28,799
Mettler-Toledo International, Inc.*	1,580	1,091,006
PRA Health Sciences, Inc.*	5,836	484,621
Waters Corp.*	3,396	618,242
		2,426,552
Machinery - 2.6%
Allison Transmission Holdings, Inc.	8,788	286,577
Fortive Corp.	1,484	81,902
Graco, Inc.	11,475	559,177
IDEX Corp.	7,286	1,006,269
Ingersoll Rand, Inc.*	2,648	65,670
Middleby Corp. (The)*	1,011	57,506
Oshkosh Corp.	2,726	175,364
PACCAR, Inc.	13,555	828,617
Woodward, Inc.	3,018	179,390
Xylem, Inc.	10,595	690,052
		3,930,524
Media - 2.0%
Altice USA, Inc., Class A*	9,204	205,157
AMC Networks, Inc., Class A*	10,794	262,402
Cable One, Inc.	162	266,330
Discovery, Inc., Class A*	6,950	135,108
Interpublic Group of Cos., Inc. (The)	31,454	509,240
Nexstar Media Group, Inc., Class A	3,568	205,981
Sirius XM Holdings, Inc.	265,340	1,310,780
ViacomCBS, Inc., Class B	1,630	22,836
		2,917,834
Metals & Mining - 0.2%
Alcoa Corp.*	14,963	92,172
Reliance Steel & Aluminum Co.	414	36,262
Royal Gold, Inc.	1,231	107,971
		236,405
Multiline Retail - 2.0%
Dollar General Corp.	19,615	2,962,061
Dollar Tree, Inc.*	318	23,364
		2,985,425
Multi-Utilities - 0.0%†
CMS Energy Corp.	485	28,494

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp.	2,621	$10,956
Cabot Oil & Gas Corp.	6,242	107,300
Cheniere Energy, Inc.*	1,768	59,228
Concho Resources, Inc.	494	21,168
Continental Resources, Inc.	17,034	130,140
Diamondback Energy, Inc.	2,289	59,972
EOG Resources, Inc.	3,367	120,943
EQT Corp.	10,461	73,959
Marathon Oil Corp.	44,057	144,947
Noble Energy, Inc.	6,648	40,154
ONEOK, Inc.	1,839	40,108
Pioneer Natural Resources Co.	860	60,329
		869,204
Paper & Forest Products - 0.2%
Domtar Corp.	11,902	257,559
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC*	5,369	535,504
Zoetis, Inc.	218	25,656
		561,160
Professional Services - 2.7%
CoStar Group, Inc.*	224	131,535
IHS Markit Ltd.	18,587	1,115,220
Robert Half International, Inc.	23,775	897,506
TransUnion	16,852	1,115,265
Verisk Analytics, Inc.	5,202	725,055
		3,984,581
Real Estate Management & Development - 0.0%†
CBRE Group, Inc., Class A*	1,047	39,482
Road & Rail - 0.5%
Landstar System, Inc.	7,147	685,111
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	52,980	2,409,530
Cirrus Logic, Inc.*	5,331	349,874
Entegris, Inc.	4,823	215,926
KLA Corp.	3,793	545,206
Lam Research Corp.	11,285	2,708,400
Maxim Integrated Products, Inc.	15,543	755,545
Monolithic Power Systems, Inc.	1,733	290,208
Skyworks Solutions, Inc.	3,514	314,081
Teradyne, Inc.	5,051	273,613
Universal Display Corp.	1,101	145,090
Xilinx, Inc.	6,881	536,305
		8,543,778
Software - 12.9%
2U, Inc.*	2,275	48,276
Adobe, Inc.*	2,408	766,322
ANSYS, Inc.*	3,033	705,082
Atlassian Corp. PLC, Class A*	7,764	1,065,687
Cadence Design Systems, Inc.*	24,651	1,627,952
Citrix Systems, Inc.	6,916	978,960

	Shares/ Principal	Fair Value
Software (continued)
Cloudflare, Inc., Class A*	6,433	$151,047
Coupa Software, Inc.*	4,714	658,687
DocuSign, Inc.*	10,656	984,614
Dropbox, Inc., Class A*	26,543	480,428
Elastic NV*	2,426	135,395
Fair Isaac Corp.*	1,519	467,381
Fortinet, Inc.*	11,651	1,178,732
HubSpot, Inc.*	3,128	416,618
Intuit, Inc.	974	224,020
Manhattan Associates, Inc.*	8,026	399,855
Microsoft Corp.	913	143,989
New Relic, Inc.*	12,297	568,613
Nutanix, Inc., Class A*	8,350	131,930
Palo Alto Networks, Inc.*	1,649	270,370
Paycom Software, Inc.*	4,014	810,868
Paylocity Holding Corp.*	8,567	756,637
Pluralsight, Inc., Class A*	3,320	36,454
Proofpoint, Inc.*	2,444	250,730
PTC, Inc.*	4,499	275,384
RealPage, Inc.*	2,367	125,285
RingCentral, Inc., Class A*	4,896	1,037,511
ServiceNow, Inc.*	1,940	555,965
Slack Technologies, Inc., Class A*	5,011	134,495
Smartsheet, Inc., Class A*	8,071	335,027
Splunk, Inc.*	3,906	493,054
SS&C Technologies Holdings, Inc.	2,173	95,221
Synopsys, Inc.*	2,374	305,748
Teradata Corp.*	29,251	599,353
Trade Desk, Inc. (The), Class A*	466	89,938
Workday, Inc., Class A*	4,521	588,725
Zendesk, Inc.*	10,664	682,603
Zoom Video Communications, Inc., Class A*	1,827	266,961
Zscaler, Inc.*	6,353	386,644
		19,230,561
Specialty Retail - 2.7%
AutoZone, Inc.*	836	707,256
Best Buy Co., Inc.	3,327	189,639
Burlington Stores, Inc.*	2,332	369,529
CarMax, Inc.*	6,082	327,394
Carvana Co.*	835	46,000
Five Below, Inc.*	2,140	150,613
Floor & Decor Holdings, Inc., Class A*	555	17,810
Lithia Motors, Inc., Class A	913	74,674
O’Reilly Automotive, Inc.*	4,266	1,284,280
Tractor Supply Co.	6,094	515,248
Ulta Beauty, Inc.*	1,709	300,271
		3,982,714
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies, Inc., Class C*	1,055	41,725
NCR Corp.*	4,746	84,004

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	18,457	$769,473
Pure Storage, Inc., Class A*	14,043	172,729
		1,067,931
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	1,779	14,001
Lululemon Athletica, Inc.*	9,813	1,860,054
NIKE, Inc., Class B	787	65,117
Ralph Lauren Corp.	694	46,380
Under Armour, Inc., Class A*	5,496	50,618
Under Armour, Inc., Class C*	7,223	58,217
		2,094,387
Trading Companies & Distributors - 0.9%
Fastenal Co.	11,333	354,156
GATX Corp.	4,923	307,983
SiteOne Landscape Supply, Inc.*	1,226	90,258
United Rentals, Inc.*	3,841	395,239
WW Grainger, Inc.	960	238,560
		1,386,196
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	5,318	89,130
United States Cellular Corp.*	7,447	218,122
		307,252
Total Common Stocks (Cost - $147,553,386)		143,896,598
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $4,763,011)	4,763,011	4,763,011
Total Investments - 99.8% (Cost - $152,316,397)		$148,659,609
Other Assets Less Liabilities - Net 0.2%		308,867
Total Net Assets - 100.0%		$148,968,476

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC    -    Public Limited Company

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co. LLC	40	6/19/2020	$5,139,400	$289,393